Schedule of Anti-dilutive Securities Excluded From Calculation of Diluted Net Loss Per Share (Details) - shares		1 Months Ended			3 Months Ended				11 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Mar. 31, 2024		Mar. 31, 2023		Dec. 12, 2022	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]		Successor	Successor						Predecessor	Successor
Total potentially dilutive shares			34,374		701,902		34,653		25,006,119	915,702
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares			24,697	[1],[2]	689,520	[3]	24,653	[3],[4]	[1]	903,320 [1]
Warrant [Member] | Predecessor [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	[1]								8,560,561
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares			5,762		10,243		6,086			10,243
Share-Based Payment Arrangement, Option [Member] | Predecessor [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares									10,039,348
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares			2,468	[5]	72		2,467	[6]		72
Series A Convertible Preferred Stock [Member] | Predecessor [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares									6,406,210
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares			1,447	[7]	2,067		1,446	[8]		2,067

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 342 shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported. See Note 8 - Commitments and Contingencies - License Agreements for details.
[2]	Does not include an additional 9,869 shares if the Successor Series A warrant exercise price resets to its floor price.
[3]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 341 shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported. See Note 6 - Commitments and Contingencies - License Agreements for details.
[4]	Does not include an additional
[5]	Does not include an additional 9,869 shares if the Successor Series A Convertible Preferred Stock conversion price resets to its floor price.
[6]	Does not include an additional
[7]	Does not include an additional 620 shares if the Successor Series B Convertible Preferred Stock conversion price resets to its floor price.
[8]	Does not include an additional